Business Acquisition	12 Months Ended
Dec. 31, 2011
Business Acquisition [Abstract]
Business Acquisition

4. BUSINESS ACQUISITION

On October 25, 2011, FCI acquired the majority of the operating assets and employees of BTL System, Inc. ("BTL"), a Korea mobile TV-related software and module company. The aggregate purchase price was NT$21,189 thousands (US$700 thousand) in cash. Goodwill arising from the acquisition was NT$4,843 thousands (US$160 thousand).

The following table summarizes the estimated fair values of the assets acquired assumed at the date of acquisition based on third-party asset valuations:

	NT$	US$
Property and equipment	1,816	60
Software	14,530	480
Goodwill	4,843	160

Total assets acquired	21,189	700

Of the total assets acquired, NT$14,530 thousand (US$480 thousand) of software have a weighted-average useful life of approximately 4 years.

The Company is not materially impacted by the acquisition of BTL and therefore has not presented pro forma results of operations. The operating results of BTL have been included in the Company's operations beginning October 25, 2011. The amounts of net sales and net loss of BTL since the acquisition date was nil and NT$4,074 thousand (US$135 thousand) for the year ended December 31, 2011.